Share-based compensation - 2010 Plan (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to depositary bank to reserve for future exercise of share options or vesting of restricted shares					10,000,000
Minimum | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period	7 years
Maximum | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period	10 years
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant		8,315,463
Total fair value, share options vested		$ 0	$ 0	$ 132,000
2010 Plan | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period		32 months
2010 Plan | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs on share options		$ 0	$ 0
2010 Plan | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		800,000	6,750,520	2,050,000
Number of restricted share vested		1,296,540	267,630	115,125
Unrecognized compensation costs on restricted shares		$ 8,981,000	$ 12,347,000
2010 Plan | Restricted shares [Member] | Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of options vesting monthly		20.00%
2010 Plan | Restricted shares [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		10,770,520	9,970,520
2010 Plan | Restricted shares [Member] | Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share vested		60,000	60,000
2010 Plan | Restricted shares [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		1,331,500
2010 Plan | Restricted shares [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		1,321,500
2010 Plan | Restricted shares [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		1,311,500
2010 Plan | Restricted shares [Member] | Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		1,070,000
2010 Plan | Restricted shares [Member] | Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		150,000
2010 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	26,822,828